Leases, Future Minimum Payments for Operating Leases (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Future Minimum Payments for Operating Leases [Abstract]
Three months ended December 31, 2020	$ 140
Year ended December 31, 2021	195	$ 555
Total Future Minimum Lease Payments	335	750
Amounts Representing Interest	(3)	(15)
Present Value of Net Future Minimum Lease Payments	$ 332	$ 735